Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Net Sales	$ 646,913	$ 444,600
Costs and expenses:
Cost of materials sold (excludes items shown separately below)	518,696	365,648
Processing and warehousing expense	41,722	33,477
Delivery expense	28,398	23,228
Selling, general and administrative	28,622	16,171
Depreciation and amortization	3,824	3,291
Costs and Expenses	621,262	441,815
Gain on disposal of property, plant and equipment	0	258
EARNINGS FROM OPERATIONS	25,651	3,043
Fair value adjustment of contingent consideration	1,420	0
Gain on economic hedges of risk	3,412	7,598
Interest expense	(4,104)	(2,953)
Other income (expense)	(7)	5
EARNINGS BEFORE INCOME TAXES	26,372	7,693
Provision for income taxes:
Current	5,556	1,387
Deferred taxes	1,283	221
Provision for income taxes, amount	6,839	1,608
NET EARNINGS	$ 19,533	$ 6,085
Net earnings per share:
Basic (in dollars per share)	$ 2.76	$ 0.87
Diluted (in dollars per share)	2.76	0.87
Cash dividends declared per common share (in dollars per share)	$ 0.16	$ 0.16